Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and principal activities

China Rapid Finance Limited (the “Company”), formerly known as China Risk Finance LLC, was formed in Delaware, United States of America (the “USA”) on July 12, 2004. The Company, through its subsidiaries (collectively, the “Group”) is principally engaged in providing a consumer lending marketplace for lenders (“marketplace investors”) and borrowers in the People’s Republic of China (the “PRC” or “China”) with predictive selection technology “PST”, automated decisioning technology “ADT”, non-credit data analytic and risk-based pricing capabilities, to serve marketplace investors and borrowers both online and through a physical network of data verification centres. The Group also engages in the micro-credit lending business through one of its subsidiaries.

In 2015, the Company undertook a series of reorganization transactions to redomicile its business from the USA to the Cayman Islands (the “Reorganization”). The main purpose of the Reorganization is to establish a Cayman Islands holding company in preparation for its initial public offering.

On August 18, 2015 China Risk Finance LLC was converted from a Delaware limited liability company to a Cayman Islands exempted company by way of continuation, and in conjunction therewith, its name was changed to China Rapid Finance Limited. In connection with the Reorganization, all of China Risk Finance LLC’s ordinary shares were exchanged for ordinary shares of China Rapid Finance Limited with equivalent rights. The Series A, Series B and Series C preferred shares of China Risk Finance LLC were cancelled in exchange for an equivalent number of Series A, Series B and Series C preferred shares of China Rapid Finance Limited with equivalent rights and preferences before and after the Reorganization

Upon the completion of the Reorganization, the Company’s shares and per share information including the basic and diluted earnings (loss) per share have been presented retrospectively as of the beginning of the earliest period presented in the consolidated financial statements.

As of December 31, 2019, the Company’s principal subsidiaries are as follows:

Name	Percentage of ownership		Date of incorporation	Place of incorporation
China Risk Finance LL (China) Co., Ltd. (“CRF China”)	100%		July 15, 2005	Shanghai, the PRC
CRF Wealth Management Co., Ltd. (“Wealth management”)	100%		February 5, 2013	Shenzhen, the PRC
Shanghai Shouhang Business Management Co., Ltd. (“Shanghai Shouhang”)	100%		July 11, 2002	Shanghai, the PRC
Capital Financial Co., Ltd. (“Beijing Shouhang”)	100%		August 4, 2005	Beijing, the PRC
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)	100%	(1)	May 8, 2012	Qinghai, the PRC
Qianhai Shuliang(Shenzhen) Technology Co., Ltd.	100%		December 8, 2016	Shenzhen, the PRC

(1)	CRF China holds 30% shares of Haidong CRF Micro-credit and 70% shares indirectly through nominee shareholders.

Liquidity

The Group has been incurring recurring losses from operations since 2015. Accumulated losses from operations were US$221,696 thousand, US$283,178 thousand and US$293,079 thousand as of December 31, 2017, 2018 and 2019, respectively. The net cash used in operating activities was US$3,701 thousand, US$36,635 thousand and US$14,897 thousand for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group’s liquidity is based on its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of December 31, 2018 and 2019, the Group’s balance of cash and cash equivalents was US$33,029 thousand and US$15,423 thousand.

Based on cash flow projections from operating and financing activities and existing balance of cash and cash equivalents, management believes that there is substantial doubt as to whether existing cash and cash equivalents will be sufficient to fund its operations within one year from the date the consolidated financial statements are issued.

The Company plans to continue to fund its losses from operations through cash and cash equivalents, as well as through future equity offerings, debt financings, other third party funding, and new business developments to generate profitable operations. Therefore, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments for the recovery and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. However, there can be no assurance that additional funds will be available when needed from any source or, if available, on terms that are acceptable to the Company.

Initial public offering

The Company completed its initial public offering (“IPO”) on April 28, 2017 on New York Stock Exchange (“NYSE”) and the underwriters subsequently exercised their over-allotment option on May 11, 2017. The Company issued and sold a total of 11,500,000 American Depositary Shares (“ADSs”) pursuant to these transactions. Each ADS represents one common share. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to approximately US$ 63,020 thousand. Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into common shares immediately as of the same date.